INCOME TAX	12 Months Ended
Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
INCOME TAX	INCOME TAX
Income taxes on ordinary activities
The following table specifies the current and deferred tax components of income taxes in the income statement:

Amounts in $ ‘000	2023	2022	2021
Income tax expense
Current tax
Current tax on profit for the year	(5,343)	(3,761)	(97)
Adjustments for current tax of prior periods	241	(9)	96
Total current tax expense	(5,102)	(3,770)	(1)

Deferred income tax
Deferred tax on profit for the year	6,639	2,581	(8,196)
Adjustments for deferred tax of prior periods	(73)	(124)	1,115
Total deferred tax expense	6,566	2,457	(7,081)
Income tax expense	1,464	(1,313)	(7,082)
Effective income tax rate
Pharming Group’s effective rate in its consolidated income statement differed from The Netherlands’ statutory tax rate of 25.8%. The following table reconciles the tax credit (expense) at the statutory rate to actual credit (expense) for the year in the consolidated income statement:

Amounts in US$ ‘000	2023	2022	2021
Reconciliation of tax charge
Profit, (loss) before taxation	(12,012)	14,987	23,078
Profit, (loss) multiplied by standard rate of tax in The Netherlands	3,099	(3,866)	(5,770)

Effects of:
Tax rate in other jurisdictions	1,123	554	307
Non-taxable income	6	2,680	370
Non deductible expenses	(266)	(7)	(99)
Share based payments	(2,022)	(531)	(2,475)
Adjustments of prior periods	168	15	655
Change in statutory applicable tax rate	—	(1)	555
Other	(644)	(157)	(625)
Income tax credit (expense) for the year	1,464	(1,313)	(7,082)
Factors affecting current and future tax charges
The main difference between the nominal tax and the effective tax for the year 2023 can be explained by the effects of non-taxable income, mainly related to the other income generated from the dilution of shares of our investment accounted for using the equity method and share-based payments, U.S. State taxes and the effect of taxable income generated and taxed in jurisdictions where tax rates differ from the statutory rate in The Netherlands.
Deferred tax
The balance of the net deferred tax assets/(liabilities) is therefore shown below:

Amounts in $ ‘000	2023	2022
Total deferred tax assets	37,863	29,211
Total deferred tax liabilities	(8,102)	(6,238)
Total net deferred tax assets /(liabilities)	29,761	22,973

The deferred tax assets and liabilities are offset since there is a legally enforceable right to set off current tax assets against current tax liabilities and to the extent the intention exists, to settle on a net basis or realize the asset and settle the liability simultaneously.
The significant components and annual movements of deferred income tax assets as of December 31, 2023 and December 31, 2022 are as follows:

Amounts in $ ‘000	2023	2022
Intangible assets	2,183	9,876
Lease liabilities	7,063	7,042
Accruals	4,151	2,026
Unrealized profit in inventory	8,453	3,176
Other	3,484	3,545
Tax losses	12,529	3,546
Total deferred tax assets	37,863	29,211

Amounts in $ ‘000	Intangible assets	Lease liabilities	Accruals	Unrealized profit in inventory	Other	Tax losses	Total
At January 1, 2022	10,493	3,795	2,289	—	2,672	7,776	27,025
(Charged)/credited
- to profit or loss	—	3,431	(263)	3,139	607	(3,814)	3,100
- other movement	—	—	—	—	(28)	—	(28)
- to accumulated deficit	—	—	—	—	337	—	337
- currency translation	(617)	(184)	—	37	(43)	(416)	(1,223)
At December 31, 2022	9,876	7,042	2,026	3,176	3,545	3,546	29,211
(Charged)/credited
- to profit or loss	(7,806)	(177)	2,103	5,077	566	8,702	8,465
- other movement	—	(19)	22	—	(192)	—	(189)
- to accumulated deficit	—	—	—	—	(457)	—	(457)
- currency translation	113	217	—	200	22	281	833
At December 31, 2023	2,183	7,063	4,151	8,453	3,484	12,529	37,863
Based upon the Company’s latest budget for 2024 and its long-range forecasts for the three years thereafter, it is considered probable that there will be sufficient taxable profits in the future to realize the deferred tax assets, and therefore these assets should continue to be recognized in these financial statements.
Accruals represent deferred tax assets recognized for temporary differences between the carrying amount and tax bases of accrued liabilities in the United States.
The unused tax losses were incurred by the Dutch fiscal unity and Pharming Healthcare.
The current part of the net deferred tax assets is $10.5 million and $5.4 million for the years ended December 31, 2023 and 2022.
The component and annual movement of deferred income tax liabilities as of December 31, 2023 and December 31, 2022 are as follows:

Amounts in $ ‘000	2023	2022
Tangible fixed assets	(4,865)	(6,238)
Other liabilities	(3,237)	—
Total deferred tax liabilities	(8,102)	(6,238)

Amounts in $ ‘000	Tangible fixed assets	Other liabilities	Total
At January 1, 2022	(4,149)	(1,660)	(5,809)
(Charged)/credited
- to profit or loss	(2,302)	1,660	(642)
- other movement	28	—	28
- currency translation	185	—	185
At December 31, 2022	(6,238)	—	(6,238)
(Charged)/credited
- to profit or loss	1,516	(3,414)	(1,898)
- other movement	13	178	191
- currency translation	(156)	(1)	(157)
At December 31, 2023	(4,865)	(3,237)	(8,102)